SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Balance, beginning of period	$ 256,907	$ 390,380
Deferral of revenue	275,535	267,895
Recognition of revenue	(271,620)	(365,000)
Effects of currency translation	2,485	(36,368)
Balance, end of period	$ 263,307	$ 256,907